Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000247281
Shareholder Report [Line Items]
Fund Name	Retirement Income 2025 Fund
Class Name	Investor Class
Trading Symbol	TRAVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - Investor Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 13,919,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,919
Number of Portfolio Holdings	26

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	13.3%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	40.1%
Domestic Bond Funds	29.3
International Equity Funds	14.8
International Bond Funds	12.1
Short-Term and Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.0
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price U.S. Large-Cap Core Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000247282
Shareholder Report [Line Items]
Fund Name	Retirement Income 2025 Fund
Class Name	I Class
Trading Symbol	TRATX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 13,919,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	13.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,919
Number of Portfolio Holdings	26

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	13.3%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	40.1%
Domestic Bond Funds	29.3
International Equity Funds	14.8
International Bond Funds	12.1
Short-Term and Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.0
T. Rowe Price Value Fund	7.9
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price U.S. Large-Cap Core Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	5.2
T. Rowe Price International Value Equity Fund	4.6
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless